Financial instruments (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1]
Financial instruments [Line Items]
Currency	CLP	Turkish Lira
Series H bonds [Member]
Financial instruments [Line Items]
Contract amount	$ 155,214
Currency	UF
Derivative contracts, Maturity	Jan. 05, 2023
Series O bonds [Member]
Financial instruments [Line Items]
Contract amount	$ 58,748
Currency	UF
Derivative contracts, Maturity	Feb. 01, 2022
Series P Bonds [Member]
Financial instruments [Line Items]
Contract amount	$ 134,228
Currency	UF
Derivative contracts, Maturity	Jan. 15, 2028

[1]	These Companies are subsidiaries of the associate Doktor Tarsa Tarim Sanayi AS.